Commitments, Contingencies And Guarantees (Commitments Outstanding) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Commitments to extend credit [Member]
Commitments [Line items]
Commitments outstanding	¥ 340,719	¥ 332,009
Commitments to invest in partnerships [Member]
Commitments [Line items]
Commitments outstanding	24,073	28,825
Commitments to purchase aircraft [Member]
Commitments [Line items]
Commitments outstanding	¥ 39,009	¥ 52,411